Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
The Company has obligations under operating lease arrangements that require the following minimum annual payments during the respective fiscal years:

2018	$7,165
2019	4,518
2020	3,129
2021	1,319
2022	1,129
Thereafter	555
$17,815